Fair Value Measurements - Interest Rate Lock Commitments Rollforward (Details) - Social Finance, Inc. - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Residual Investments
Impairment charge	$ 30	$ 803	$ 0	$ 803	$ 2,205	$ 500
Fair Value, Recurring
Residual Investments
Beginning balance	4,859,068	4,673,203	5,387,958	5,387,958	7,211,989
Ending balance	4,472,604		4,673,203	4,859,068	5,387,958	7,211,989
Fair Value, Recurring | Interest Rate Lock Commitments
Residual Investments
Beginning balance	15,620	$ 11,831	1,090	1,090	174
Revaluation adjustments	7,118		11,831	62,528	3,635
Funded loans	(10,210)		(572)	(27,321)	(1,677)
Unfunded loans	(5,410)		(518)	(20,677)	(1,042)
Ending balance	$ 7,118		$ 11,831	$ 15,620	$ 1,090	$ 174